RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2024
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

12.RECLAMATION PROVISION

Agnico Eagle’s reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management’s estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates. The discount rates used in the calculation of the reclamation provision at December 31, 2024 ranged between 2.80% and 4.35% (2023 – between 2.69% and 4.27%).

The following table reconciles the beginning and ending carrying amounts of the Company’s asset retirement obligations. The settlement of the obligation is estimated to occur through to 2142.

	As at	As at
	December 31,	December 31,
	2024	2023
Asset retirement obligations - non-current, beginning of year	$1,040,003	$865,319
Asset retirement obligations - current, beginning of year	22,570	22,127
Current year additions and changes in estimate, net	89,017	127,413
Current year accretion	33,815	32,906
Liabilities settled	(14,976)	(9,085)
Foreign exchange revaluation	(93,672)	23,893
Reclassification from non-current to current, end of year	(56,909)	(22,570)
Asset retirement obligations - non-current, end of year	$1,019,848	$1,040,003

12.RECLAMATION PROVISION (Continued)

The following table reconciles the beginning and ending carrying amounts of the Company’s environmental remediation liability. The settlement of the obligation is estimated to occur through to 2031.

	As at	As at
	December 31,	December 31,
	2024	2023
Environmental remediation liability - non-current, beginning of year	$9,235	$13,009
Environmental remediation liability - current, beginning of year	1,696	1,381
Liabilities settled	(1,664)	(3,737)
Foreign exchange revaluation	(817)	278
Reclassification from non-current to current, end of year	(1,670)	(1,696)
Environmental remediation liability - non-current, end of year	$6,780	$9,235